FINANCIAL INSTRUMENTS & RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of aging of trade and other receivables	At December 31, the aging of past due trade and other receivables was as follows:

($ millions)	2022	2021
31-60 days past due	3	2
Greater than 61 days past due	—	2
	3	4

Disclosure of how entity manages liquidity risk
Liquidity risk is the risk Pembina will not be able to meet its financial obligations as they come due. The following are the contractual maturities of financial liabilities, including estimated interest payments.

			Outstanding Balances Due by Period
As at December 31, 2022	Carrying Amount	Expected Cash Flows	Less Than 1 Year	1 - 3 Years	3 - 5 Years	More Than 5 Years
($ millions)
Trade payables and other	1,254	1,254	1,254	—	—	—
Loans and borrowings	10,005	15,420	960	2,093	2,126	10,241
Subordinated hybrid notes	595	832	29	57	58	688
Derivative financial liabilities	64	64	57	—	—	7
Lease liabilities	675	906	104	175	143	484

Disclosure of type of risk sensitivity analysis
The following table shows the impact on earnings if the underlying forward commodity prices of the derivative financial instruments increased or decreased by 15 percent, with other variables held constant.

As at December 31, 2022	15 Percent	15 Percent
($ millions)	Price Increase	Price Decrease
Crude oil(1)	(39)	39
Natural gas	11	(11)
NGL(2)	(34)	34
(1)    Includes condensate.
(2)    Includes propane and butane.
The following table shows the impact on earnings(1) if the underlying foreign exchange risk rate of the derivative financial instruments increased or decreased by $0.10, with other variables held constant.

As at December 31, 2022	$0.10	$0.10
($ millions)	Rate Increase	Rate Decrease
U.S. to Canadian dollars	(30)	30
(1) Based on the U.S. to Canadian dollar exchange rate.
Disclosure of financial instruments by type of interest rate
At the reporting date, the interest rate profile of Pembina's interest-bearing financial instruments was:

As at December 31
($ millions)	2022	2021
Carrying amounts of financial liability
Fixed rate instruments(1)	10,507	11,055
Variable rate instruments(2)	768	907
	11,275	11,962
(1)    Includes lease liabilities and subordinated hybrid notes.
(2) At December 31, 2022, Pembina held positions in financial derivative contracts designated as cash flow hedging instruments, fixing the interest rates on U.S. $250 million of variable rate debt (2021: U.S. $250 million)
Disclosure of cash flow sensitivity analysis for variable rate instruments
The following table shows the impact on earnings if interest rates at the reporting date would have increased or decreased by 100 basis points, with other variables held constant.

As at December 31, 2022	100 Basis Point	100 Basis Point
($ millions)	Increase	Decrease
Variable rate instruments	(4)	4

Disclosure of fair value of financial instruments

	2022				2021
As at December 31	Carrying Value	Fair Value(1)			Carrying Value	Fair Value(1)
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments(2)	129	—	92	37	95	—	84	11
Financial liabilities carried at fair value
Derivative financial instruments(2)	64	—	57	7	59	—	59	—
Contingent consideration(3)	49	—	12	37	70	—	35	35
Financial liabilities carried at amortized cost
Long-term debt(4)	10,600	—	9,590	—	11,239	—	11,814	—
(1)    The basis for determining fair value is disclosed in Note 4.
(2)    At December 31, 2022 all derivative financial instruments are carried at fair value through earnings, except for $31 million in interest rate derivative financial assets that have been designated as cash flow hedges.
(3)    Included in trade payables and other. Under the terms of the agreements on Pembina’s investment in the Cedar LNG Project, Pembina has commitments to make additional payments on a positive final investment decision as well as contributions to fund development costs and annual operating budgets.
(4)    Carrying value of current and non-current balances. Includes loans and borrowings and subordinated hybrid notes.

Assets and liabilities measured on recurring basis, unobservable input reconciliation
Changes in fair value of the derivative net assets classified as Level 3 in the fair value hierarchy were as follows:

For the year ended December 31
($ millions)	2022	2021
Level 3 derivative net asset at January 1	11	—
Included in (gain) loss on commodity-related derivative financial instruments in earnings	19	11
Level 3 derivative net asset at December 31	30	11

Disclosure of discount rates used to determine fair value of liabilities
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

As at December 31
(percent)	2022	2021
Derivatives	3.3 - 7.7	0.4 - 1.8
Loans and borrowings	5.0 - 8.1	1.1 - 1.8

Summary of Net Derivative Financial Instruments
The following table is a summary of the net derivative financial instruments:

	2022					2021
As at December 31 ($ millions)	Current Asset(1)	Non-Current Asset	Current Liability(1)	Non-Current Liability	Total	Current Asset(1)	Non-Current Asset	Current Liability(1)	Non-Current Liability	Total
Commodity financial instruments	70	27	(39)	(7)	51	13	73	(48)	(6)	32
Interest rate	16	15	—	—	31	1	8	—	—	9
Foreign exchange	1	—	(18)	—	(17)	—	—	(5)	—	(5)
Net derivative financial instruments	87	42	(57)	(7)	65	14	81	(53)	(6)	36
(1)    At December 31, 2022 the derivative financial instruments were offset by $7 million (2021: $11 million) when determining the net amounts presented on the consolidated statement of financial position.

Disclosure of derivative financial instruments
The maturity and notional amount or quantity outstanding related to Pembina's derivative instruments are as follows:

($ millions)	Liquids (bpd)	Natural Gas (GJ/d)	Power (GWh)	Foreign Exchange	Interest Rate
As at December 31, 2022
Purchases(1)	1,710	63,500	8,552	—	—
Sales(1)	19,344	—	—	—	—
Millions of U.S. dollars	—	—	—	304	250
Maturity dates	2023	2023	2040	2023	2025
As at December 31, 2021
Purchases(1)	—	62,615	6,166	—	—
Sales(1)	16,550	—	—	—	—
Millions of U.S. dollars	—	—	—	272	250
Maturity dates	2022	2022	2040	2022	2025
(1) Barrels per day ("bpd"), gigajoules per day ("GJ/d") and gigawatt hours ("GWh").
Disclosure of financial instruments designated at fair value through profit or loss
Realized and unrealized losses (gains) on derivative instruments are as follows:

For the years ended December 31
($ millions)	2022	2021
Derivative instruments held at FVTPL(1)
Realized loss (gain)
Commodity-related	105	200
Foreign exchange	14	(12)
Unrealized (gain) loss
Commodity-related	(133)	(73)
Foreign exchange	12	19
Derivative instruments in hedging relationships(2)
Unrealized gain
Interest rate	(23)	(8)
(1)    Realized and unrealized losses (gains) on commodity derivative instruments held at FVTPL are included in loss (gain) on commodity-related derivative financial instruments in the Consolidated Financial Statements. Realized and unrealized losses (gains) on foreign exchange derivative instruments held at FVTPL are included in net finance costs in the Consolidated Financial Statements.
(2)     Unrealized gains on derivatives in designated cash flow hedging relationships are recognized in the cash flow hedge reserve in accumulated other comprehensive income, with realized (gains) losses being reclassified to net finance costs. Refer to Note 23 for amounts reclassified. No (gains) losses have been recognized in net income relating to discontinued cash flow hedges.

Disclosure of detailed information about hedging instruments
The following balances of U.S. dollar debt have been designated as hedges:

For the years ended December 31 ($ millions)	2022	2021
Notional amount of U.S. debt designated (in U.S. dollars)	250	250
Carrying value of U.S. debt designated	337	316
Maturity date	2025	2025